Short-term deposits (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)
Short Term And Long Term Deposits [Line Items]
Short-term deposits	$ 2,360,545		$ 1,604,198
RMB
Short Term And Long Term Deposits [Line Items]
Short-term deposits	376,668	¥ 2,623,347	340,355	¥ 2,170,000
US$
Short Term And Long Term Deposits [Line Items]
Short-term deposits	$ 1,983,877		$ 1,263,843